THE VANTAGEPOINT FUNDS

High Yield Fund

Supplement dated August 1, 2014 to the

Prospectus dated May 1, 2014, as supplemented

This supplement changes the disclosure in the prospectus and provides new information that should be read together with the prospectus and any supplements thereto.

High Yield Fund

Effective August 1, 2014, Western Asset Management Company (“Western Asset”) began managing a portion of the Vantagepoint High Yield Fund (“High Yield Fund”) as a subadviser to such series.

As a result of this subadviser addition, the following replaces the information found in the “Annual Fund Operating Expenses” table and “Example” on page 8 of the prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.63%
Other expenses[2]	0.22%
Total annual fund operating expenses[1]	0.85%

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$87	$271

The following summary risk should also be added at the end of the “Principal Investment Risks” section on page 10 of the prospectus.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.